FENIMORE ASSET MANAGEMENT TRUST

FAM Equity-Income Fund

Institutional Shares

Supplement dated December 31, 2016

to the Prospectus, the Summary Prospectus and the Statement of Additional Information

dated May 1, 2016, as supplemented December 31, 2016

Matters With Respect to the Offer and Sale of Institutional Shares

Institutional Shares of FAM Equity-Income Fund are not currently being offered for sale.

Institutional Shares of FAM Value Fund and FAM Small Cap Fund are currently being offered for sale and may be purchased by those investors qualified to purchase Institutional Shares.

Investors should retain this supplement for future reference.